FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
Schedule of fair value of derivative instruments on the consolidated balance sheets

	Fair Value of Derivative Assets
	December 31, 2023		December 31, 2024
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange forward contracts	Derivative assets — current	$9,282	Derivative assets — current	$14,025
Interest rate swaps	Other non-current assets	387	Other non-current assets	3,543
	Total	$9,669	Total	$17,568

	Fair Value of Derivative Liabilities
	December 31, 2023		December 31, 2024
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange forward contracts	Derivative liabilities — current	$6,702	Derivative liabilities — current	$13,738
Interest rate swaps	Other non-current liabilities	801	Other non-current liabilities	6,063
	Total	$7,503	Total	$19,801

Schedule of effect of derivative instruments on consolidated statements of operations

	Fair Value of Derivative Liabilities
	December 31, 2023		December 31, 2024
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange forward contracts	Derivative liabilities — current	$6,702	Derivative liabilities — current	$13,738
Interest rate swaps	Other non-current liabilities	801	Other non-current liabilities	6,063
	Total	$7,503	Total	$19,801